AZL MVP Fusion Dynamic Conservative Fund
AZL MVP FUSIONSM DYNAMIC CONSERVATIVE FUND (FORMERLY, AZL MVP FUSIONSM CONSERVATIVE FUND)
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MVP Fusion Dynamic Conservative Fund AZL MVP Fusion Dynamic Conservative Fund
Management Fee	0.20%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.73%	[1]
Total Annual Fund Operating Expenses	0.97%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AZL MVP Fusion Dynamic Conservative Fund | AZL MVP Fusion Dynamic Conservative Fund | USD ($)	99	309	536	1,190

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
AZL MVP Fusion Dynamic Conservative Fund | AZL MVP Fusion Dynamic Conservative Fund | USD ($)	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to underlying funds. Of this underlying fund allocation, approximately 25% - 45% will be allocated to equity funds and approximately 55% - 75% will be allocated to fixed income funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes both strategic and dynamic asset allocation models to help determine appropriate asset allocations for the Fund among the underlying investments. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.

Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.

The Fund invests in a variety of underlying investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 25%-45% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (35%) and the Bloomberg Barclays U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to October 14, 2016, the Fund was known as the AZL MVP Fusion Conservative Fund.
Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2010) 6.75% Lowest (Q3, 2011) -6.87%
Average Annual Total Returns
Average Annual Total Returns - AZL MVP Fusion Dynamic Conservative Fund		One Year Ended December 31, 2016	Five Years Ended December 31, 2016
				Since Inception	Inception Date
AZL MVP Fusion Dynamic Conservative Fund		5.32%	5.64%	5.76%	Oct. 23, 2009
S&P 500 Index	[1]	11.96%	14.66%	13.05%	Oct. 23, 2009
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	2.65%	2.23%	3.56%	Oct. 23, 2009
Conservative Composite Index	[1]	5.89%	6.58%	7.06%	Oct. 23, 2009
[1]	Reflects no deduction for fees, expenses, or taxes.